Shareholder Report, Holdings (Details) - C000116776 [Member]	Jun. 30, 2025
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.80%	[2]
Long Currency [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%	[2]
Long Equities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.60%	[2]
Long Interest Rate [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%	[2]
Short Commodities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(19.50%)	[2]
Short Equities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(5.40%)	[2]
Short Currency [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)	[2]
Short Interest Rate [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(13.00%)	[2]

[1]	Includes variation margin on futures contracts.
[2]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.